Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision

	2025	2024
Decommissioning Liabilities, Beginning of Year	4,534	4,155
Liabilities Acquired (Note 4)	267	—
Liabilities Incurred	269	24
Liabilities Settled	(280)	(234)
Change in Estimated Future Cash Flows	54	276
Change in Discount Rates	(143)	132
Unwinding of Discount on Decommissioning Liabilities (Note 6)	243	225
Liabilities Disposed (Note 8)	(61)	(72)
Exchange Rate Movements and Other	(11)	28
Decommissioning Liabilities, End of Year	4,872	4,534

Description Of Major Assumptions Made Concerning Future Events Other Provisions Explanatory
Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	Sensitivity	2025		2024
As at December 31,	Range	Increase	Decrease	Increase	Decrease
Credit-Adjusted Risk-Free Rate	± one percent	(548)	669	(487)	595
Inflation Rate	± one percent	685	(567)	615	(507)